17. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
NOTE 17. SUBSEQUENT EVENTS	The company has evaluated subsequent events through the issuance of the consolidated financial statements and no subsequent event is identified.